Condensed Consolidated Statements of Comprehensive Income (Loss) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Statement [Abstract]
Net Loss	$ (2,468,440)	$ (2,704,059)	$ (728,393)	$ (89,166)	$ (149,672)	$ (43,190)	$ (5,900,892)	$ (282,028)	$ (714,680)	$ (93,197)	$ 174,268
Other comprehensive income (loss)
Foreign currency adjustments	$ 40,099	$ 96,515		$ 174	$ (2,159)		136,614	(1,985)	18,435	(546)	857
Total comprehensive income (loss)							$ (5,764,278)	$ (284,013)	$ (696,245)	$ (93,743)	$ 175,125